West Hills Tactical Core Fund Performance Management - West Hills Tactical Core Fund	Nov. 01, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since inception. The West Hills Fund commenced operations on August 1, 2008 and was originally known as the Leigh Baldwin Total Return Fund and was advised by Leigh Baldwin & Co., LLC. The Leigh Baldwin Total Return Fund changed its name to West Hills Tactical Core Fund as of September 22, 2020. As of November 1, 2021, West Hills Tactical Core Fund was renamed to West Hills Core Fund.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-706-9790 and on the Fund’s website at www.frankfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future
Bar Chart [Heading]	TOTAL RETURNS FOR WEST HILLS CORE FUND (for the year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund's year-to-date return through September 30, 2024 was 13.53%.
Best Quarter:	4th quarter 2021	7.08%
Worst Quarter:	2nd quarter 2011	-11.72%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.08%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.72%)
Lowest Quarterly Return, Date	Jun. 30, 2011
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2023:
Performance Table Narrative

In the performance table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	One Year	Five Years *	Ten Years *
West Hills Core Fund
Return Before Taxes	16.22%	7.05%	3.10%
Return After Taxes on Distributions	16.22%	6.87%	2.75%
Return After Taxes on Distributions and Sale of Fund Shares	9.60%	5.44%	2.24%
S&P 500 Total Return Index**	26.29%	15.69%	12.03%

Performance Table Footnotes

*	Performance information prior to October 26, 2020 represents that of the Leigh Baldwin Total Return Fund (“Leigh Baldwin”) a series of the Frank Funds Trust. On July 31, 2020 Leigh Baldwin ceased operations, and assets remaining in the strategy were kept in cash and cash equivalents as a temporary defensive position until West Hills Core Fund commenced operations on October 26, 2020.
**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies, which represents the performance of the stock market generally and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Performance Availability Website Address [Text]	www.frankfunds.com